Combined Fair Value of Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total Derivative Assets	$ 10,187	$ 12,709
Total Derivative Liabilities	(1,974)	(2,899)
Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	8,410	12,005
Long Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	1,777	704
Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(1,554)	(1,389)
Long-Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(420)	(1,510)
Crude Oil - Collars | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	100	90
Crude Oil - Collars | Long Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	100	0
Crude Oil - Collars | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(5)	(307)
Crude Oil - Three Way Collars | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	212	0
Crude Oil - Three Way Collars | Long Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	211	0
Crude Oil - Three Way Collars | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(17)	(45)
Crude Oil - Three Way Collars | Long-Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	0	(509)
Natural Gas Liquids - Swaps | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,199	535
Natural Gas - Swaps | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	2,286	2,416
Natural Gas - Swaps | Long Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	501	239
Natural Gas - Swaps | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(757)	(785)
Natural Gas - Swaps | Long-Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(241)	(434)
Natural Gas - Swaption | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	113	354
Natural Gas - Three Way Collars | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,267	1,021
Natural Gas - Three Way Collars | Long Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	960	465
Natural Gas - Three Way Collars | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(20)	(35)
Natural Gas - Three Way Collars | Long-Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(10)	(35)
Natural Gas-Deferred Put Spread | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,003	0
Natural Gas - Collars | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	693	4,211
Natural Gas - Collars | Long Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Assets	5	0
Natural Gas - Collars | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(16)	0
Natural Gas - Collars | Long-Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(16)	(166)
Natural Gas - Puts | Short Term Derivative Assets | Parent Company
Derivatives, Fair Value [Line Items]
Total Short -Term Derivative Assets	1,537	3,378
Crude Oil Swaps | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(586)	(217)
Crude Oil - Deferred Put Spread | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(69)	0
Crude Oil - Deferred Put Spread | Long-Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	(69)	0
Natural Gas Sold Call | Short Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Short - Term Derivative Liabilities	(84)	0
Natural Gas Sold Call | Long-Term Derivative Liabilities | Parent Company
Derivatives, Fair Value [Line Items]
Total Long - Term Derivative Liabilities	$ (84)	$ (366)